UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Consumer Discretionary - 14.8%
Home Depot, Inc.	6,300	$1,229,130
Las Vegas Sands Corp.	15,800	1,206,488
Lear Corp.	6,300	1,170,603
McDonald's Corp.	7,000	1,096,830
PVH Corp.	7,800	1,167,816
TripAdvisor, Inc. *	20,300	1,130,913
		7,001,780
Consumer Staples - 4.9%
Sysco Corp.	19,100	1,304,339
Wal-Mart Stores, Inc.	12,200	1,044,930
		2,349,269
Energy - 7.7%
Chevron Corp.	9,600	1,213,728
Devon Energy Corp.	29,100	1,279,236
Exxon Mobil Corp.	14,210	1,175,593
		3,668,557
Financials - 9.4%
Bank of New York Mellon Corp.	21,500	1,159,495
Discover Financial Services	15,600	1,098,396
JPMorgan Chase & Co.	10,200	1,062,840
SunTrust Banks, Inc.	16,800	1,109,136
		4,429,867
Health Care - 14.9%
Baxter International, Inc.	17,000	1,255,280
Biogen, Inc. *	3,700	1,073,888
Centene Corp. *	10,700	1,318,347
Eli Lilly & Co.	13,800	1,177,554
Varian Medical Systems, Inc. *	9,800	1,114,456
Waters Corp. *	5,700	1,103,463
		7,042,988
Industrials - 13.8%
Boeing Co.	3,500	1,174,285
Eaton Corp.	14,800	1,106,152
Emerson Electric Co.	17,200	1,189,208
Huntington Ingalls Industries, Inc.	4,700	1,018,913
Landstar System, Inc.	10,400	1,135,680
Parker-Hannifin Corp.	6,000	935,100
		6,559,338
Information Technology - 28.5% #
Adobe Systems, Inc. *	4,825	1,176,383
Alphabet, Inc., Class A *	1,100	1,242,109
Apple, Inc.	6,550	1,212,471
Arista Networks, Inc. *	4,200	1,081,458
Cadence Design Systems, Inc. *	28,100	1,217,011
F5 Networks, Inc. *	7,100	1,224,395
Facebook, Inc., Class A *	6,400	1,243,648
FleetCor Technologies, Inc. *	5,800	1,221,770
Microsoft Corp.	12,500	1,232,625
NetApp, Inc.	17,300	1,358,569
Take-Two Interactive Software, Inc. *	10,800	1,278,288
		13,488,727
Materials - 2.6%
Celanese Corp., Series A	11,000	1,221,660

Total Common Stocks
(Cost $35,240,867)		45,762,186

SHORT-TERM INVESTMENT - 3.3%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 1.78% ^
(Cost $1,566,137)	1,566,137	1,566,137

Total Investments - 99.9%
(Cost $36,807,004)		47,328,323
Other Assets and Liabilities, Net - 0.1%		38,891
Total Net Assets - 100.0%		$47,367,214

*	Non-income producing security
#
As of June 30, 2018, the Fund had a significant portion of its assets invested in the Information Technology sector. Companies in this sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,762,186	$-	$-	$45,762,186
Short-Term Investment	1,566,137	-	-	1,566,137
Total Investments	$47,328,323	$-	$-	$47,328,323

Transfers between Levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 27, 2018

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  August 27, 2018